3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial:  215.981.4659

direct fax:  215.981.4750

falcoj@pepperlaw.com

October 19, 2016

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	FundVantage Trust (the “Trust”) 1933 Act File No. 333-141120 1940 Act File No. 811-22027 Preliminary Proxy Material

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, submitted electronically via EDGAR is a preliminary copy of the proxy statement, proxy card and notice of meeting to be furnished to shareholders of the Pemberwick Fund (the “Fund”), in connection with a Special Meeting of Shareholders of the Fund to be held on or about November 21, 2016 (the “Meeting”).  At the Meeting, shareholders of the Fund will be asked to approve an Agreement and Plan of Reorganization, which provides for: (a) the transfer of all the assets and liabilities of the Pemberwick Fund (the “Acquired Fund”), a series of the Trust, to the Pemberwick Fund (the “Acquiring Fund”), a newly formed series of Manager Directed Portfolios, in exchange for shares of the Acquiring Fund; (b) the distribution of the shares of the Acquiring Fund pro rata by the Acquired Fund to its shareholders in complete liquidation of the Acquired Fund; and (c) the dissolution and termination of the Acquired Fund as a series of the Trust.  The Fund anticipates that the definitive proxy materials will be sent on or about November 1, 2016 to shareholders of record on September 30, 2016.

Please direct any questions concerning this letter to the undersigned at 215.981.4659, or John M. Ford, Esq. at 215.981.4009.

Respectfully,

/s/ John P. Falco

John P. Falco

cc:	Mr. Joel Weiss John M. Ford, Esq.

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